CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans	$ 38,495,909	$ 34,242,067	$ 30,276,477
Interest and dividends on securities:
Taxable interest and dividends	4,052,162	3,948,459	3,884,321
Tax-exempt interest	1,869,644	1,854,213	2,071,782
Interest on federal funds sold	126,833	63,841	52,945
Interest on deposits in banks	59,449	93,276	85,257
Total interest income	44,603,997	40,201,856	36,370,782
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	1,117,929	762,119	782,441
Interest on other deposits	2,325,883	1,800,122	1,586,897
Interest on borrowed funds	871,523	645,207	603,469
Total interest expense	4,315,335	3,207,448	2,972,807
Net interest income	40,288,662	36,994,408	33,397,975
Provision for loan losses	625,271	410,069	1,418,260
Net interest income after provision for loan losses	39,663,391	36,584,339	31,979,715
OTHER INCOME
Service charges on deposit accounts	5,125,846	5,013,983	4,261,795
Other service charges and fees	531,162	470,842	485,991
Secondary market mortgage income	4,258,118	1,075,118	1,452,088
Bank owned life insurance income	528,734	408,535	369,804
Gain (Loss) on sale of premises	(51,838)	133,339	110,734
Securities gains	126,286	0	237,174
Loss on sale of other real estate	(113,755)	(246,859)	(85,256)
Other	842,781	733,574	971,138
Total other income	11,247,334	7,588,532	7,803,468
OTHER EXPENSE
Salaries	17,880,844	15,089,136	14,207,216
Employee benefits	4,255,690	3,447,367	3,254,399
Occupancy	3,459,206	3,422,116	3,140,738
Furniture and equipment	1,261,506	1,198,930	1,540,796
Supplies and printing	286,880	300,022	497,755
Professional and consulting fees	1,805,420	1,331,928	1,617,828
Marketing and public relations	465,344	496,638	445,451
FDIC and OCC assessments	1,019,668	965,642	938,378
ATM expense	882,657	763,248	688,766
Telephone	782,024	631,261	616,160
Other	4,762,460	4,514,834	3,786,121
Total other expense	36,861,699	32,161,122	30,733,608
Income before income taxes	14,049,026	12,011,749	9,049,575
Income taxes	3,930,339	3,213,047	2,435,879
Net income	10,118,687	8,798,702	6,613,696
Preferred dividends and stock accretion	452,305	342,460	362,953
Net income applicable to common stockholders	$ 9,666,382	$ 8,456,242	$ 6,250,743
Net income per share:
Basic	$ 1.86	$ 1.64	$ 1.27
Diluted	1.64	1.62	1.25
Net income applicable to common stockholders:
Basic	1.78	1.57	1.2
Diluted	$ 1.57	$ 1.55	$ 1.19